Note 12 - Accrued Interest Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Other Liabilities [Table Text Block]
	2019	2018
(Dollar amounts in thousands)
Accrued interest payable	$917	$744
Accrued directors' benefits	1,470	1,346
Accrued salary and benefits expense	1,451	1,058
Operating lease liabilities	906	-
Other	1,288	1,692

Total	$6,032	$4,840